Other Current Assets (Details) - Schedule of Other Current Assets	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Other Current Assets [Abstract]
Value-added tax recoverable	¥ 30,008,975		¥ 23,731,587
Deposits	3,368,617		3,434,080
Others	2,379,148		109,548
Total	¥ 35,756,740	$ 4,948,483	¥ 27,275,215